Accounting policies (Details)	12 Months Ended
Dec. 31, 2023
Plant and equipment | Bottom of range
Disclosure of accounting policies
Estimated, useful life	10 years
Plant and equipment | Top of range
Disclosure of accounting policies
Estimated, useful life	55 years
Pipelines, networks and lines | Bottom of range
Disclosure of accounting policies
Estimated, useful life	6 years
Pipelines, networks and lines | Top of range
Disclosure of accounting policies
Estimated, useful life	63 years
Buildings | Bottom of range
Disclosure of accounting policies
Estimated, useful life	9 years
Buildings | Top of range
Disclosure of accounting policies
Estimated, useful life	100 years
Other | Bottom of range
Disclosure of accounting policies
Estimated, useful life	3 years
Other | Top of range
Disclosure of accounting policies
Estimated, useful life	35 years